FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 8, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       93

Form 13F Information Table Value Total:       $125,562



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     2493    58917 SH       SOLE                             58917
Aaron Rents Inc                COM              002535201      331    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      504     9395 SH       SOLE                              9395
Accenture Ltd                  COM              g1150g111     1532    38050 SH       SOLE                             38050
Activision                     COM              004930202     1125    52100 SH       SOLE                             52100
Adobe Systems Inc              COM              00724F101      218     5000 SH       SOLE                              5000
Agilent Technologies Inc       COM              00846U101     1210    32800 SH       SOLE                             32800
Alltel Corp                    COM              020039103     1185    17000 SH       SOLE                             17000
Altria Group Inc               COM              02209S103      429     6165 SH       SOLE                              6165
American International Group   COM              026874107      734    10856 SH       SOLE                             10856
Amphenol Corp-CL A             COM              032094203     2996    75350 SH       SOLE                             75350
Anixter Intl.                  COM              035290105      989    12000 SH       SOLE                             12000
Arch Capital Group             COM              G0450A105      912    12250 SH       SOLE                             12250
Avery-Dennison Corp            COM              053611109      331     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      448    11100 SH       SOLE                             11100
Baker Hughes Inc               COM              057224107     1661    18375 SH       SOLE                             18375
Bank of America Corp           COM              060505104     4757    94633 SH       SOLE                             94633
Bank of New York Mellon Corp   COM              064058100     1457    33015 SH       SOLE                             33015
Best Buy Co Inc                COM              086516101      334     7252 SH       SOLE                              7252
CVS/Caremark Corp              COM              126650100      487    12290 SH       SOLE                             12290
Chevron Corp                   COM              166764100     2785    29762 SH       SOLE                             29762
Cisco Systems Inc              COM              17275R102     3286    99195 SH       SOLE                             99195
Citigroup Inc                  COM              172967101      618    13232 SH       SOLE                             13232
Coach Inc                      COM              189754104     3313    70093 SH       SOLE                             70093
Coca Cola Co                   COM              191216100     1061    18468 SH       SOLE                             18468
Commscope                      COM              203372107     1718    34200 SH       SOLE                             34200
ConocoPhillips                 COM              20825C104     1703    19400 SH       SOLE                             19400
Constellation Energy           COM              210371100     1192    13900 SH       SOLE                             13900
Costco Wholesale Corp          COM              22160K105      321     5230 SH       SOLE                              5230
Danaher Corp                   COM              235851102     2301    27815 SH       SOLE                             27815
Dell Inc                       COM              24702R101     2837   102779 SH       SOLE                            102779
Dow Chemical Co                COM              260543103      340     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      275    13200 SH       SOLE                             13200
Exxon Mobil Corp               COM              30231G102     3668    39625 SH       SOLE                             39625
Fannie Mae                     COM              313586109      480     7900 SH       SOLE                              7900
Garmin Ltd                     COM              G37260109     3361    28150 SH       SOLE                             28150
General Electric Co            COM              369604103     4999   120758 SH       SOLE                            120758
Gilead Sciences Inc.           COM              375558103     1841    45050 SH       SOLE                             45050
Goldman Sachs Group Inc        COM              38141g104     1759     8115 SH       SOLE                              8115
Halliburton Co                 COM              406216101     1805    47000 SH       SOLE                             47000
Harris Corp                    COM              413875105     1224    21175 SH       SOLE                             21175
Hercules Inc                   COM              427056106     1198    57000 SH       SOLE                             57000
Hewlett Packard                COM              428236103      346     6948 SH       SOLE                              6948
Home Depot Inc                 COM              437076102     1034    31876 SH       SOLE                             31876
Illinois Tool Works Inc        COM              452308109     1539    25800 SH       SOLE                             25800
Ingersoll Rand Co              COM              G4776G101      212     3900 SH       SOLE                              3900
International Business Machine COM              459200101      404     3429 SH       SOLE                              3429
Intuit Inc                     COM              461202103     1024    33800 SH       SOLE                             33800
JPMorgan Chase & Co            COM              46625H100     1257    27425 SH       SOLE                             27425
Johnson & Johnson              COM              478160104     2435    37064 SH       SOLE                             37064
Kellogg Co                     COM              487836108     1498    26750 SH       SOLE                             26750
Lam Research Corp              COM              512807108     1281    24050 SH       SOLE                             24050
Lilly, Eli Co                  COM              532457108      208     3650 SH       SOLE                              3650
McGraw-Hill Companies Inc      COM              580645109     1246    24470 SH       SOLE                             24470
Medtronic Inc                  COM              585055106     2428    43050 SH       SOLE                             43050
Merrill Lynch & Co             COM              590188108     1559    21875 SH       SOLE                             21875
Microsoft Corp                 COM              594918104     2250    76371 SH       SOLE                             76371
Morgan Stanley                 COM              617446448     1055    16740 SH       SOLE                             16740
Nike Inc Cl B                  COM              654106103      621    10580 SH       SOLE                             10580
Nordstrom Inc                  COM              655664100     1726    36800 SH       SOLE                             36800
Northern Trust Corp.           COM              665859104      803    12120 SH       SOLE                             12120
Omnicom Group                  COM              681919106     1258    26150 SH       SOLE                             26150
PNC Financial                  COM              693475105     1073    15750 SH       SOLE                             15750
Pfizer Inc                     COM              717081103      462    18900 SH       SOLE                             18900
Praxair Inc                    COM              74005P104     1914    22850 SH       SOLE                             22850
Procter & Gamble Co            COM              742718109     3296    46856 SH       SOLE                             46856
Reliance Steel                 COM              759509102     1993    35250 SH       SOLE                             35250
Sandisk Corp                   COM              80004C101      565    10250 SH       SOLE                             10250
Schering Plough Corp           COM              806605101      328    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      673     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      596    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103      607    13780 SH       SOLE                             13780
Stryker Corp                   COM              863667101      487     7080 SH       SOLE                              7080
SunTrust Banks Inc             COM              867914103      662     8748 SH       SOLE                              8748
Target Corp                    COM              87612E106     1043    16400 SH       SOLE                             16400
United Technologies Corp       COM              913017109     4366    54254 SH       SOLE                             54254
UnitedHealth Group Inc         COM              91324p102     1201    24800 SH       SOLE                             24800
Wachovia Corp                  COM              929903102      784    15635 SH       SOLE                             15635
Wal-Mart Stores Inc            COM              931142103     2050    46960 SH       SOLE                             46960
Walgreen Co                    COM              931422109     1061    22450 SH       SOLE                             22450
Wellpoint Health Networks      COM              94973V107     1294    16400 SH       SOLE                             16400
Wellpoint Inc                  COM              94973V107      939    11900 SH       SOLE                             11900
Wells Fargo Company            COM              949746101      368    10330 SH       SOLE                             10330
Western Digital Corp           COM              958102105     2069    81700 SH       SOLE                             81700
Wyeth                          COM              983024100     1553    34860 SH       SOLE                             34860
XTO Energy Inc                 COM              98385X106     3007    48629 SH       SOLE                             48629
Zimmer Holdings Inc            COM              98956P102     1020    12600 SH       SOLE                             12600
American EuroPacific Growth Fu                  298706102      330 6030.949000SH     SOLE                        6030.949000
American High Income Tr SBI                     026547109      182 14709.486000SH    SOLE                        14709.486000
Blackrock Large Cap Fd Institu                  09250J817      331 16055.928000SH    SOLE                        16055.928000
Columbia Marsico Growth Fd Cl                   638914473      366 15895.545000SH    SOLE                        15895.545000
Munder Midcap Core Growth Fd C                  626124283      286 9426.224000SH     SOLE                        9426.224000
New Perspective Fund Cl A                                      258 7000.119000SH     SOLE                        7000.119000